Accrued Liabilities (Details) - USD ($)	Nov. 30, 2022	Nov. 30, 2021
Accrued liabilities
Professional Fees	$ 120,308	$ 106,417
Board Of Directors Fees	276,178	189,220
Litigation Settlement Fee (note 17)	0	400,000
Interest	678,216	472,357
Federal Drug Administration fees	1,500,940	914,277
Other	245,864	190,339
Accrued Liabilities	$ 2,821,506	$ 2,272,610